Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of reconciliation between the effective income tax rate and the PRC statutory income tax rate
A reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	For Years Ended December 31,
	2016	2017	2018
	%	%	%
PRC Statutory income tax rates	25.0	25.0	25.0
Change in valuation allowance	(23.2)	(17.3)	(50.9)
Permanent book – tax difference	1.0	(4.0)	19.4
Difference in EIT rates of certain subsidiaries	(2.0)	(5.8)	(0.1)
Effect of tax holiday	(0.7)	—	6.5
Total	0.1	(2.1)	(0.1)

Schedule of aggregate amount and per share effect of the tax holidays
The aggregate amount and per share effect of the tax holidays are as follows:

	For the Years Ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$ (Note 2(d))
Aggregate amount	—	—	12,877	1,873
Basic net loss per share effect	—	—	—	—
Diluted net loss per share effect	—	—	—	—

Schedule of significant components of deferred tax assets and liabilities
The following table sets forth the significant components of deferred tax assets and liabilities:

	As of December 31,
	2017	2018
	RMB	RMB	US$ (Note 2(d))
Non-current deferred tax assets:
Accruals and others	13,828	4,468	650
Net operating loss carry forwards	1,164,433	1,180,159	171,647
Carryforwards of deductible advertising expenses	9,159	9,842	1,431
Allowance for doubtful accounts	11,452	12,957	1,885
Subtotal	1,198,872	1,207,426	175,613
Less: valuation allowance	(1,198,872)	(1,207,426)	(175,613)
Total non-current deferred tax assets, net	—	—	—

Non-current deferred tax liabilities:
Recognition of intangible assets arising from business combination	(21,142)	(19,855)	(2,888)
Total non-current deferred tax assets, net	(21,142)	(19,855)	(2,888)

Schedule of movement of valuation allowance
Movement of valuation allowance

	For the Years Ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$ (Note 2(d))
Balance at the beginning of the year	480,905	1,068,082	1,198,872	174,369
Additions	596,944	189,090	128,464	18,684
Written-off for expiration of net operating losses	(9,767)	(16,421)	(10,584)	(1,539)
Utilization of previously unrecognized tax losses and deductible advertising expenses	—	(41,879)	(109,326)	(15,901)
Balance at the end of the year	1,068,082	1,198,872	1,207,426	175,613